Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BMO FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Dec. 27, 2019
BMO Tax-Free Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BMO Tax-Free Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide current income exempt from federal income tax consistent with stability of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2020
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, whether you redeem all of your shares at the end of those periods or not. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2020. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in fixed and floating rate municipal bonds and notes, variable rate demand instruments, and other high-quality, short-term tax-exempt obligations maturing in 397 calendar days or less. Under normal circumstances, the Fund invests its assets so that at least 80% of the annual interest income that the Fund distributes will be exempt from federal income tax, including federal alternative minimum tax (AMT).

To maintain principal preservation, the Adviser places a strict emphasis on credit research. Using fundamental analysis, the Adviser develops an approved list of issuers and securities that meet the Adviser’s standards for minimal credit risk. The Adviser continually monitors the credit risks of all of the Fund’s portfolio securities on an ongoing basis by reviewing financial data. The Fund may invest only in securities which have been determined by the Adviser to present minimal credit risks to the Fund, based on the Adviser’s consideration of a number of factors including, but not limited to, financial condition, sources of liquidity, ability to react to market-wide and issuer- or guarantor-specific events, and positions within the industry and industry strength.

The Fund seeks to enhance yield by taking advantage of favorable changes in interest rates and reducing the effect of unfavorable changes in interest rates. In seeking to achieve this objective, the Adviser targets a dollar-weighted average portfolio maturity of 60 calendar days or less based on its interest rate outlook. The interest rate outlook is developed by analyzing a variety of factors, such as current and expected U.S. economic growth, current and expected interest rates and inflation, and the Federal Reserve Board’s monetary policy. By developing an interest rate outlook and adjusting the portfolio’s maturity accordingly, the Adviser seeks to position the Fund to take advantage of yield enhancing opportunities. The Adviser also integrates environmental, social, and governance (ESG) considerations into its security selection, portfolio construction, and monitoring processes.

		In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940, as amended, which requires, among other things, the Fund to meet certain requirements as to portfolio quality, diversification, maturity, and liquidity.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The Adviser has no legal obligation to provide financial support to the Fund, and you should not expect that the Adviser will provide financial support to the Fund at any time. In addition, the Fund is subject to the following risks.

Municipal Securities Risks. Municipal bonds are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal securities may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues. There is a risk that interest may be taxable on a municipal security that is otherwise expected to produce tax-exempt interest.

Sector Risks. The Fund may invest its assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation, and utilities. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Income Risks. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Interest rate changes also are influenced by a number of factors including government policy, inflation expectations, and supply and demand.

Credit Risks. Credit risk is the possibility that an issuer or counterparty will default on a security or repurchase agreement by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk.

Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Demand Instruments Risks. The Fund's right to obtain payment at par on a demand instrument upon demand may be negatively impacted by events impacting issuer’s ability to pay the par value that occur between the date the Fund elects to redeem the instrument and the date redemption proceeds are due.

Liquidity Risks. Liquidity risk refers to the possibility that the trading market for a particular type of security becomes less liquid or the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility. Illiquidity may result from political, economic, or issuer specific events or overall market disruptions. Additionally, significant redemptions by large investors in the Fund could have a material adverse effect on the Fund’s other shareholders and the net asset value could be affected by forced selling during periods of high redemption pressures and/or illiquid markets.

Fees and Gates Risks. The Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, subject to the discretion of the Fund’s Board. If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or impose temporary gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets, the Fund must impose a liquidity fee in the default amount of 1% of the value of shares redeemed unless the Board determines that not doing so is in the best interests of the Fund, or that a higher or lower fee level (up to 2% of the value of shares redeemed) is in the best interests of the Fund.

		Management Risks. The Adviser’s judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Money Market Fund May Not Preserve Dollar [Text]	rr_RiskMoneyMarketFundMayNotPreserveDollar	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Money Market Fund May Impose Fees or Suspend Sales [Text]	rr_RiskMoneyMarketFundMayImposeFeesOrSuspendSales	The Fund may impose a fee upon sale of your shares or temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency.
Risk Money Market Fund Sponsor May Not Provide Support [Text]	rr_RiskMoneyMarketFundSponsorMayNotProvideSupport	The Adviser has no legal obligation to provide financial support to the Fund, and you should not expect that the Adviser will provide financial support to the Fund at any time.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of an average of money funds with similar objectives and an index of funds with similar investment objectives. Please keep in mind that past performance does not represent how the Fund will perform in the future. Investors may obtain the Fund’s current 7-Day Net Yield or updated performance information at bmofunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of an average of money funds with similar objectives and an index of funds with similar investment objectives.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The iMoneyNet, Inc. Fund Report/Tax-Free National Retail Index (IMNTFNRI) is an average of money funds with investment objectives similar to that of the Fund. The Lipper Tax-Exempt Money Market Funds Index (LTEMMI) tracks the total return performance of the 30 largest mutual funds included in this Lipper category.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	bmofunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please keep in mind that past performance does not represent how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Premier Class—Annual Total Returns (calendar years 2009-2018)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The return for the Premier Class shares of the Fund from January 1, 2019 through September 30, 2019 was 1.06%.

During the periods shown in the bar chart for the Fund:
	Quarter Ended	Returns
Best quarter	12/31/2018	0.38%
Worst quarter	03/31/2015	0.00%

		7-Day Net Yield as of December 31, 2018 was 1.57%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns through 12/31/18
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The iMoneyNet, Inc. Fund Report/Tax-Free National Retail Index (IMNTFNRI) is an average of money funds with investment objectives similar to that of the Fund.

		The Lipper Tax-Exempt Money Market Funds Index (LTEMMI) tracks the total return performance of the 30 largest mutual funds included in this Lipper category.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	7-Day Net Yield as of December 31, 2018
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	1.57%
BMO Tax-Free Money Market Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.45%	[1]
1 Year	rr_ExpenseExampleYear01	$ 46
3 Years	rr_ExpenseExampleYear03	166
5 Years	rr_ExpenseExampleYear05	297
10 Years	rr_ExpenseExampleYear10	680
1 Year	rr_ExpenseExampleNoRedemptionYear01	46
3 Years	rr_ExpenseExampleNoRedemptionYear03	166
5 Years	rr_ExpenseExampleNoRedemptionYear05	297
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 680
1 Year	rr_AverageAnnualReturnYear01	1.02%
5 Years	rr_AverageAnnualReturnYear05	0.33%
10 Years	rr_AverageAnnualReturnYear10	0.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 22, 2004
BMO Tax-Free Money Market Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.30%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.20%	[1]
1 Year	rr_ExpenseExampleYear01	$ 20
3 Years	rr_ExpenseExampleYear03	86
5 Years	rr_ExpenseExampleYear05	159
10 Years	rr_ExpenseExampleYear10	371
1 Year	rr_ExpenseExampleNoRedemptionYear01	20
3 Years	rr_ExpenseExampleNoRedemptionYear03	86
5 Years	rr_ExpenseExampleNoRedemptionYear05	159
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 371
2009	rr_AnnualReturn2009	1.03%
2010	rr_AnnualReturn2010	0.43%
2011	rr_AnnualReturn2011	0.29%
2012	rr_AnnualReturn2012	0.24%
2013	rr_AnnualReturn2013	0.07%
2014	rr_AnnualReturn2014	0.02%
2015	rr_AnnualReturn2015	0.03%
2016	rr_AnnualReturn2016	0.37%
2017	rr_AnnualReturn2017	0.69%
2018	rr_AnnualReturn2018	1.27%
Year to Date Return, Label	rr_YearToDateReturnLabel	The return for the Premier Class shares of the Fund from January 1, 2019 through September 30, 2019
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
1 Year	rr_AverageAnnualReturnYear01	1.27%
5 Years	rr_AverageAnnualReturnYear05	0.47%
10 Years	rr_AverageAnnualReturnYear10	0.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2005
BMO Tax-Free Money Market Fund | IMNTFNRI (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.95%
5 Years	rr_AverageAnnualReturnYear05	0.30%
10 Years	rr_AverageAnnualReturnYear10	0.18%
BMO Tax-Free Money Market Fund | LTEMMI (reflects deduction of fees and no deduction for sales charges or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.07%
5 Years	rr_AverageAnnualReturnYear05	0.35%
10 Years	rr_AverageAnnualReturnYear10	0.20%

[1]	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.45% for Class Y and 0.20% for Premier Class through December 31, 2020. This expense limitation agreement may not be terminated prior to December 31, 2020 without the consent of the Fund’s Board of Directors, unless terminated due to the termination of the investment advisory agreement.